CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2022
CASH AND DUE FROM BANKS [Abstract]
CASH AND DUE FROM BANKS
4	CASH AND DUE FROM BANKS

a)	This item comprises the following:

	2022	2021
	S/(000)	S/(000)

Cash and clearing (b)	5,410,294	4,973,007
Deposits with Central Reserve Bank of Peru (BCRP) (b)	24,160,723	25,359,565
Deposits with Central Bank of Bolivia and Colombia (b)	634,684	913,377
Deposits with foreign banks (c)	2,582,838	6,727,014
Deposits with local banks (c)	1,009,997	1,316,292
Interbank funds	269,314	2,943
Accrued interest	53,112	1,347
Total cash and cash equivalents	34,120,962	39,293,545
Restricted funds	62,878	27,195
Total cash	34,183,840	39,320,740

Cash and cash equivalents presented in the consolidated statement of cash flows exclude restricted funds, see note 3(ac).

b)	Cash, clearing and deposits with Central Banks and Bank of the Republic -

These accounts mainly include the legal cash requirements that Credicorp Subsidiaries must maintain for their obligations to the public. This item comprises the following:

	2022	2021
	S/(000)	S/(000)

Legal cash requirements (i)
Deposits with Central Reserve Bank of Perú	21,103,687	19,383,577
Deposits with Central Bank of Bolivia	628,399	905,309
Deposits with Republic Bank of Colombia	6,285	8,068
Cash in vaults of Bank	4,714,275	4,275,997
Total legal cash requirements	26,452,646	24,572,951

Additional funds
Overnight deposits with Central Reserve Bank of Perú (ii)	2,013,703	4,536,379
Term deposits with Central Reserve Bank of Perú (iii)	545,000	1,260,000
Cash in vaults of Bank and others	696,019	697,010
Other Deposits BCRP	498,333	179,609
Total additional funds	3,753,055	6,672,998
Total	30,205,701	31,245,949

(i)
As of December 31, 2022 cash and deposits that generate interest subject to legal cash requirements in local and foreign currency are subject to an implicit rate of 6.01 percent and 34.55 percent, respectively, on the total balance of obligations subject to legal cash requirements, as required by the BCRP; as of December 31, 2021 4.77 percent and 33.17 percent, respectively.

The reserve funds, which represent the minimum mandatory, do not earn interest; however, the excess of the mandatory reserve deposited in BCRP, earns interests at a nominal rate established by BCRP.

Management considers that the Group has complied with the requirements established by current regulations related to the calculation of the legal reserve.

(ii)
As of December 31, 2022, the Group maintains three “overnight” deposits with the BCRP, of which one is denominated in soles for a total of S/35.0 million and two are denominated in U.S. dollar for a total of US$518.8 million, equivalent to S/1,978.7 million. To that date, the deposit in soles and deposits in U.S. dollar accrue interest at annual rates of 5.25 percent and 4.39 percent, respectively, and have maturities at 4 days.

As of December 31, 2021, the Group maintained four “overnight” deposits with the BCRP, which two were denominated in soles in amount of S/690.0 million and two in U.S. Dollar in amount of US$964.7 million, equivalent to S/3,846.4 million. At said date, deposits in soles and deposits in U.S. Dollar accrued interest at annual rates of 1.85 percent and 0.05 percent, respectively, and had maturities at 3 days.

(iii)
As of December 31, 2022, the Group maintains four term deposits, which are denominated in soles, accrue interest at an annual rate between 7.30 percent and 7.49 percent and expires on January 3, 2023. As of December 31, 2021, the Group held four term deposits denominated in soles, accruing interest at an annual rate between 2.48 percent and 2.49 percent and expired between January 3 and January 4, 2022. The decrease in term deposits at the BCRP is mainly influenced by higher rate levels at the market level, this generates a lower surplus to place in term deposits with the BCRP and, in general, a lower level of liquidity at the bank level.

c)	Deposits with local and foreign banks -

Deposits with local and foreign banks mainly consist of balances in soles and U.S. Dollar; these are cash in hand and earn interest at market rates. As of December 31, 2022 and 2021 Credicorp and its Subsidiaries do not maintain significant deposits with any bank.